UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

ALLIANZGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2014

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

AllianzGI Equity & Convertible Income Fund Schedule of Investments

April 30, 2013 (unaudited)

Shares		Value*
COMMON STOCK—68.6%
	Aerospace & Defense—2.8%
74,300	L-3 Communications Holdings, Inc.	$6,036,875
265,900	Textron, Inc. (a)	6,846,925
		12,883,800
	Auto Components—1.6%
205,900	Johnson Controls, Inc.	7,208,559

	Automobiles—1.6%
536,100	Ford Motor Co.	7,349,931

	Beverages—4.7%
177,500	Coca-Cola Co. (a)	7,513,575
127,300	Molson Coors Brewing Co., Class B	6,568,680
93,800	PepsiCo, Inc. (a)	7,735,686
		21,817,941
	Biotechnology—1.8%
162,600	Gilead Sciences, Inc. (a) (b)	8,234,064

	Chemicals—1.0%
42,600	Monsanto Co. (a)	4,550,532

	Communications Equipment—4.5%
38,628	Aviat Networks, Inc. (b)	123,610
284,200	Cisco Systems, Inc.	5,945,464
155,500	Harris Corp.	7,184,100
122,500	Qualcomm, Inc.	7,548,450
		20,801,624
	Computers & Peripherals—3.0%
13,400	Apple, Inc.	5,932,850
289,800	EMC Corp. (b)	6,500,214
39,443	NetApp, Inc. (b)	1,376,166
		13,809,230
	Diversified Financial Services—0.5%
53,055	Citigroup, Inc.	2,475,546

	Diversified Telecommunication Services—1.8%
48,488	Frontier Communications Corp.	201,710
145,200	Verizon Communications, Inc. (a)	7,827,732
		8,029,442
	Electric Utilities—1.5%
54,202	Entergy Corp.	3,860,808
85,560	Exelon Corp.	3,209,356
		7,070,164
	Electronic Equipment, Instruments & Components—1.8%
110,300	Amphenol Corp., Class A (a)	8,329,856

	Energy Equipment & Services—4.2%
68,900	Diamond Offshore Drilling, Inc.	4,760,990
89,700	National Oilwell Varco, Inc.	5,850,234
96,700	Schlumberger Ltd.	7,197,381
99,113	Weatherford International Ltd. (b)	1,267,655
		19,076,260
	Food Products—0.5%
72,805	Archer-Daniels-Midland Co.	2,471,002

	Health Care Equipment & Supplies—3.1%
111,100	Baxter International, Inc. (a)	7,762,557
13,000	Intuitive Surgical, Inc. (b)	6,399,770
		14,162,327
	Health Care Providers & Services—2.0%
67,000	McKesson Corp. (a)	7,089,940
26,820	WellPoint, Inc.	1,955,714
		9,045,654
	Hotels, Restaurants & Leisure—1.7%
76,200	McDonald’s Corp.	7,783,068

	Household Products—1.6%
98,500	Procter & Gamble Co.	7,561,845

AllianzGI Equity & Convertible Income Fund Schedule of Investments

April 30, 2013 (unaudited)

Shares		Value*
	Independent Power Producers & Energy Traders—0.9%
153,999	NRG Energy, Inc.	$4,291,952

	Industrial Conglomerates—1.6%
326,059	General Electric Co.	7,267,855

	Insurance—2.6%
18,450	American International Group, Inc. (b)	764,199
107,041	Assured Guaranty Ltd.	2,208,256
75,417	MetLife, Inc.	2,940,509
101,900	Prudential Financial, Inc.	6,156,798
		12,069,762
	Internet & Catalog Retail—0.6%
10,800	Amazon.com, Inc. (a) (b)	2,741,148

	Internet Software & Services—1.7%
9,200	Google, Inc., Class A (b)	7,586,044

	IT Services—2.2%
37,200	International Business Machines Corp.	7,534,488
13,900	Visa, Inc., Class A (a)	2,341,594
		9,876,082
	Machinery—4.3%
151,500	AGCO Corp.	8,067,375
80,300	Deere & Co.	7,170,790
81,300	Joy Global, Inc.	4,595,076
		19,833,241
	Metals & Mining—0.9%
132,400	Freeport-McMoRan Copper & Gold, Inc.	4,028,932

	Multiline Retail—1.9%
124,200	Target Corp. (a)	8,763,552

	Oil, Gas & Consumable Fuels—2.6%
77,900	Occidental Petroleum Corp.	6,953,354
110,100	Peabody Energy Corp.	2,208,606
70,500	Valero Energy Corp.	2,842,560
		12,004,520
	Pharmaceuticals—2.2%
105,100	Abbott Laboratories	3,880,292
136,700	Bristol-Myers Squibb Co. (a)	5,429,724
23,345	Teva Pharmaceutical Industries Ltd., ADR	893,880
		10,203,896
	Semiconductors & Semiconductor Equipment—3.3%
270,000	Intel Corp.	6,466,500
239,000	Texas Instruments, Inc. (a)	8,654,190
		15,120,690
	Software—3.4%
247,700	Microsoft Corp. (a)	8,198,870
227,900	Oracle Corp.	7,470,562
		15,669,432
	Specialty Retail—0.7%
45,600	Home Depot, Inc. (a)	3,344,760
	Total Common Stock (cost-$387,681,555)	315,462,711

CONVERTIBLE PREFERRED STOCK—16.3%
	Aerospace & Defense—0.6%
49,750	United Technologies Corp., 7.50%, 8/1/15	2,942,215

	Airlines—0.9%
82,015	Continental Airlines Finance Trust II, 6.00%, 11/15/30	3,939,279

	Auto Components—0.6%
59,600	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	2,597,368

AllianzGI Equity & Convertible Income Fund Schedule of Investments

April 30, 2013 (unaudited)

Shares		Value*
	Automobiles—0.6%
63,000	General Motors Co., 4.75%, 12/1/13, Ser. B	$2,928,240

	Capital Markets—0.8%
54,100	AMG Capital Trust I, 5.10%, 4/15/36	3,492,831
33,400	Escrow Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (b)(c)(d)	281,403
		3,774,234
	Commercial Banks—1.1%
17,805	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	2,634,027
1,750	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (e)	2,309,563
		4,943,590
	Commercial Services & Supplies—0.4%
29,183	United Rentals, Inc., 6.50%, 8/1/28	1,899,632

	Communications Equipment—0.5%
2,400	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	2,268,000

	Diversified Financial Services—2.4%
4,225	Bank of America Corp., 7.25%, 12/31/49, Ser. L (e)	5,258,773
	JPMorgan Chase & Co.,
70,760	7.00%, 3/10/14 (b)	2,825,447
127,440	7.50%, 3/24/14 (b)	2,905,632
		10,989,852
	Electric Utilities—1.0%
43,000	NextEra Energy, Inc., 5.599%, 6/1/15	2,472,930
38,525	PPL Corp., 9.50%, 7/1/13	2,251,786
		4,724,716
	Food Products—0.9%
38,800	Bunge Ltd., 4.875%, 12/31/49 (e)	4,074,000

	Health Care Providers & Services—0.8%
2,935	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (e)	3,544,746

	Insurance—0.5%
40,700	MetLife, Inc., 5.00%, 3/26/14	2,041,105

	IT Services—0.5%
41,500	Unisys Corp., 6.25%, 3/1/14	2,384,175

	Machinery—0.6%
23,400	Stanley Black & Decker, Inc., 4.75%, 11/17/15	2,899,260

	Metals & Mining—0.5%
112,160	ArcelorMittal, 6.00%, 1/15/16	2,339,590

	Multi-Utilities—0.5%
47,650	AES Trust III, 6.75%, 10/15/29	2,396,319

	Oil, Gas & Consumable Fuels—0.9%
42,900	Apache Corp., 6.00%, 8/1/13	1,815,528
20,300	ATP Oil & Gas Corp., 8.00%, 10/01/14 (e)(f)(g)	12,992
27,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	2,362,356
		4,190,876
	Real Estate Investment Trust—1.5%
90,500	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (e)	2,501,420
98,900	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	2,397,336
31,930	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	2,161,661
		7,060,417
	Road & Rail—0.7%
246,810	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (g)	3,117,679

	Total Convertible Preferred Stock (cost-$80,375,070)	75,055,293

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—12.7%
	Aerospace & Defense—0.8%
$2,310	GenCorp, Inc., 4.063%, 12/31/39	3,551,625

	Biotechnology—0.5%
2,650	Dendreon Corp., 2.875%, 1/15/16	2,110,063

AllianzGI Equity & Convertible Income Fund Schedule of Investments

April 30, 2013 (unaudited)

Principal Amount (000s)		Value*
	Capital Markets—1.2%
$2,400	Ares Capital Corp., 5.75%, 2/1/16	$2,629,500
2,895	BGC Partners, Inc., 4.50%, 7/15/16	3,003,562
		5,633,062
	Coal—0.3%
1,525	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	1,456,375

	Construction Materials—0.7%
2,870	Cemex S.A.B. de C.V., 4.875%, 3/15/15	3,438,619

	Electrical Equipment—0.7%
2,535	EnerSys, 3.375%, 6/1/38 (h)	3,240,060

	Hotels, Restaurants & Leisure—1.0%
2,545	MGM Resorts International, 4.25%, 4/15/15	2,823,359
1,705	Morgans Hotel Group Co., 2.375%, 10/15/14	1,662,375
		4,485,734
	Internet Software & Services—0.2%
850	WebMD Health Corp., 2.50%, 1/31/18	783,063

	IT Services—0.7%
1,500	Alliance Data Systems Corp., 1.75%, 8/1/13	3,274,687

	Machinery—2.1%
2,800	Greenbrier Cos, Inc., 3.50%, 4/1/18	2,868,250
	Meritor, Inc.,
3,000	4.625%, 3/1/26 (h)	2,938,125
850	7.875%, 3/1/26 (f)(g)	962,093
2,950	Navistar International Corp., 3.00%, 10/15/14	3,040,344
		9,808,812
	Marine—0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14	977,625

	Media—1.0%
	Liberty Interactive LLC,
1,110	3.125%, 3/30/23	1,830,806
5,200	3.50%, 1/15/31	2,710,500
		4,541,306
	Metals & Mining—0.5%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	2,332,313

	Oil, Gas & Consumable Fuels—0.4%
2,765	Endeavour International Corp., 5.50%, 7/15/16	1,686,650

	Real Estate Investment Trust—0.5%
2,000	Boston Properties LP, 3.75%, 5/15/36	2,191,260

	Semiconductors & Semiconductor Equipment—0.7%
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	475,000
2,800	SunPower Corp., 4.75%, 4/15/14	2,857,750
		3,332,750
	Software—1.0%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	1,698,375
3,000	TeleCommunication Systems, Inc., 4.50%, 11/1/14 (f)(g)	2,895,000
		4,593,375
	Thrifts & Mortgage Finance—0.2%
1,000	MGIC Investment Corp., 9.00%, 4/1/63 (f)(g)	1,046,250

	Total Convertible Bonds & Notes (cost-$56,164,326)	58,483,629

AllianzGI Equity & Convertible Income Fund Schedule of Investments

April 30, 2013 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—0.1%
	Electric—0.1%
$2,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (cost-$2,000,000)	$580,000

SHORT-TERM INVESTMENT—1.7%
	Time Deposit—1.7%
7,770,068	Citibank-London, 0.03%, 5/1/13 (cost-$7,770,068)	7,770,068

	Total Investments, before call options written (cost-$533,991,019) (i)—99.4%	457,351,701

Contracts
CALL OPTIONS WRITTEN (b)—(0.1)%
	Amazon.com, Inc., (ASE),
40	strike price $280, expires 5/18/13	(2,240)
	Amphenol Corp., (ASE),
660	strike price $75, expires 5/18/13	(87,450)
	Baxter International, Inc., (ARC),
775	strike price $75, expires 5/18/13	(60,450)
	Bristol-Myers Squibb Co., (ASE),
820	strike price $42, expires 5/18/13	(4,920)
	Coca-Cola Co., (ASE),
1,065	strike price $44, expires 5/18/13	(6,923)
	Gilead Sciences, Inc., (ASE),
975	strike price $55, expires 5/18/13	(40,950)
	Google, Inc., (ASE),
55	strike price $845, expires 6/22/13	(67,375)
	Home Depot, Inc., (ASE),
275	strike price $75, expires 5/18/13	(7,700)
	McKesson Corp., (ASE),
470	strike price $110, expires 5/18/13	(30,550)
	Microsoft Corp., (ASE),
1,485	strike price $34, expires 5/18/13	(37,868)
	Monsanto Co., (ASE),
255	strike price $110, expires 5/18/13	(14,917)
	PepsiCo, Inc., (ASE),
565	strike price $85, expires 5/18/13	(10,735)
	Target Corp., (ASE),
745	strike price $70, expires 5/18/13	(83,813)
	Texas Instruments, Inc., (ASE),
1,435	strike price $37, expires 5/18/13	(45,920)
	Verizon Communications, Inc., (ASE),
870	strike price $55, expires 5/18/13	(27,405)
	Visa, Inc., (ASE),
85	strike price $175, expires 5/18/13	(9,647)
	Total Call Options Written (premiums received-$576,595)	(538,863)

	Total Investments, net of call options written (cost-$533,414,424)—99.3%	456,812,838
	Other assets less other liabilities—0.7%	3,247,375
	Net Assets—100.0%	$460,060,213

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (“the Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager, Allianz Global Investors Fund Management LLC (“AGIFM”), and Allianz Global Investors U.S. LLC (“AGIC”) (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be approprirate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal  market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by  amortizing  their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b) Non-income producing.

(c) In default.

(d) Fair-Valued-Security with an aggregate value of $281,403, representing 0.1% of net assets.

(e) Perpetual maturity. Maturity date shown is the next call date.

(f) Private Placement—Restricted as to resale and may not have a readily available market.  Securities with an aggregate value of $4,916,335, representing 1.1% of net assets.

(g) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(i) At April 30, 2013, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $533,991,040. Gross unrealized appreciation was $11,171,197, gross unrealized depreciation was $87,810,536 and net unrealized depreciation was $76,639,339. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Other Investments:

Transactions in call options written for the three months ended April 30, 2013:

	Contracts	Premiums
Options outstanding, January 31, 2013	5,740	$306,244
Options written	26,760	1,641,111
Options terminated in closing purchase transactions	(11,840)	(690,830)
Options expired	(10,085)	(679,930)
Options outstanding, April 30, 2013	10,575	$576,595

AllianzGI Equity & Convertible Income Fund Schedule of Investments

April 30, 2013 (unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) and flexible exchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techiniques used by the Fund to measure fair value during the three months ended April 30, 2013 were intended to maximize the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

AllianzGI Equity & Convertible Income Fund Schedule of Investments

April 30, 2013 (unaudited)

A summary of the inputs used at April 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/13
Investments in Securities - Assets
Common Stock	$315,462,711	—	—	$315,462,711
Convertible Preferred Stock:
Airlines	—	$3,939,279	—	3,939,279
Capital Markets	—	3,492,831	$281,403	3,774,234
Commercial Banks	2,309,563	2,634,027	—	4,943,590
Commercial Services & Supplies	—	1,899,632	—	1,899,632
Health Care Providers & Services	—	3,544,746	—	3,544,746
Metals & Mining	—	2,339,590	—	2,339,590
Oil, Gas & Consumable Fuels	1,815,528	2,375,348	—	4,190,876
Road & Rail	—	3,117,679	—	3,117,679
All Other	47,305,667	—	—	47,305,667
Convertible Bonds & Notes	—	58,483,629	—	58,483,629
Corporate Bonds & Notes	—	580,000	—	580,000
Short-Term Investment	—	7,770,068	—	7,770,068
Total Investments in Securities - Assets	$366,893,469	$90,176,829	$281,403	$457,351,701
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(538,863)	$—	$—	$(538,863)
Totals	$366,354,606	$90,176,829	$281,403	$456,812,838

At April 30, 2013, the Fund had no transfers between Levels 1 and 2.

AllianzGI Equity & Convertible Income Fund Schedule of Investments

April 30, 2013 (unaudited)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2013, was as follows:

						Net
						Change in
	Beginning			Accrued	Net	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts/	Realized	Appreciation/	into	out of	Balance
	1/31/13	Purchases	Sales	(Premiums)	Gain (Loss)	(Depreciation)	Level 3	Level 3	4/30/13
Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$1,895,942	—	$(1,610,522)	—	—	$(4,017)	—	—	$281,403
Totals	$1,895,942	—	$(1,610,522)	—	—	$(4,017)	—	—	$281,403

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at April 30, 2013, was $(4,017).

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at April 30, 2013:

	Ending Balance	Valuaton	Unobservable	Input
	at 4/30/13	Technique Used	Inputs	Values
Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$281,403	Analytical model	Discount factor	62.22%

Glossary:

ADR — American Depositary Receipt

ARC — Archipelago Electronic Communications Network

ASE — American Stock Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: June 20, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: June 20, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2013